Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues (expenses)
General and administrative expenses	R$ (825,350)	R$ (1,078,037)	R$ (733,695)
Discontinued operations
Net income	R$ 2,799,370	R$ 2,327,168	R$ 1,149,321
Common shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	R$ 0.74447	R$ 0.75215	R$ 0.43170
Diluted earnings (loss) per share from continuing operations	0.74335	0.75215	0.43170
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.89163	0.78574	0.38839
Diluted earnings (loss) per share	0.89051	0.78574	0.38839
Class A Preferred Shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0.81978	0.87237	0.55106
Diluted earnings (loss) per share from continuing operations	0.81978	0.87237	0.55106
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.98165	0.90931	0.50343
Diluted earnings (loss) per share	0.98165	0.90931	0.50343
Class B Preferred Shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0.81899	0.76906	0.46509
Diluted earnings (loss) per share from continuing operations	0.81899	0.76906	0.46509
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.98086	0.80600	0.41745
Diluted earnings (loss) per share	R$ 0.98087	R$ 0.80600	R$ 0.41745
Companhia Paranaense De Energia Copel [Member]
Operating revenues (expenses)
General and administrative expenses	R$ (165,896)	R$ (177,097)	R$ (111,665)
Other revenues (expenses), net	(87,455)	(38,990)	(441,601)
Result of equity in investees	2,512,087	2,332,609	1,746,263
Expenses, by nature	2,258,736	2,116,522	1,192,997
Operating income before financial results	2,258,736	2,116,522	1,192,997
Financial income (expenses)
Financial revenues	211,411	145,881	57,658
Financial expenses	(147,583)	(115,669)	(177,375)
Total Financial income (expenses)	63,828	30,212	(119,717)
Operating income	2,322,564	2,146,734	1,073,280
Income tax and social contribution
Income tax and social contribution	6,732	(5,737)	0
Deferred income tax and social contribution	16,645	17,080	164,539
Total Income tax and social contribution	23,377	11,343	164,539
Net income from continuing operations	2,345,941	2,158,077	1,237,819
Discontinued operations
Net income (loss) from discontinued operations	463,690	100,733	(125,812)
Net income	R$ 2,809,631	R$ 2,258,810	R$ 1,112,007
Companhia Paranaense De Energia Copel [Member] | Common shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	R$ 0.89163	R$ 0.78574	R$ 0.38839
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.89051	0.78574	0.38839
Companhia Paranaense De Energia Copel [Member] | Class A Preferred Shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0.98165	0.90931	0.50343
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	0.98165	0.90931	0.50343
Companhia Paranaense De Energia Copel [Member] | Class B Preferred Shares [Member]
Basic and diluted net earning per share attributed to controlling shareholders - continuing operations - expressed in Brazilian Reais
Basic earnings (loss) per share from continuing operations	0.98086	0.80600	0.41745
Basic and diluted net earning per share attributed to controlling shareholders - expressed in Brazilian Reais
Basic earnings (loss) per share	R$ 0.98087	R$ 0.80600	R$ 0.41745